Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of incentive subscription rights

	Number of Subscription Rights	Weighted Average Exercise Price (NOK)
Outstanding as of December 31, 2019	52,875,043	4.01
Granted	36,414,800	1.62
Exercised	(52,150)	1.65
Cancelled	(25,962,800)	5.40
Forfeited	(4,363,500)	4.28
Expired	(2,567,300)	7.32

Outstanding as of December 31, 2020	56,344,093	1.66
Granted	21,885,200	2.53
Exercised	(1,767,879)	1.33
Forfeited	(3,165,015)	1.97
Expired	(1,540,000)	5.22

Outstanding as of December 31, 2021	56,344,093	1.84

Summary of fair value of the subscription rights
The fair value of the subscription rights granted is calculated, for recognition of share-based compensation expenses, using the Black-Scholes option pricing model, applying the following assumptions:

	Year Ended December 31,
	2021	2020	2019
Exercise price (NOK)	2.38 – 3.10	1.10 – 1.80	0.15 – 3.88
Weighted average exercise price per share	2.53	1.62	1.38
Weighted average share price at date of grant	2.45	1.42	1.49
Expected term (years)	4.62	4.77	4.93
Weighted average term (years)	3.35	2.96	3.21
Share price volatility (percent)	85 - 112	78 – 113	63 – 80
Risk-free interest rate	0.983	0.354	1.16
Expected dividend payment	0	0	0
Forfeiture	None	None	None

Summary of outstanding and vested incentive subscription rights
Composition of outstanding and exercisable subscription rights at December 31, 2021

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 - 0.50	4,330,366	0.15	2.36	0.04	2,165,186	0.15	2.36
0.50 - 1.00	720,800	0.71	2.36	1.29	310,400	0.71	2.36
1.00 - 1.50	5,542,500	1.11	2.36	1.04	1,385,625	1.11	2.36
1.50 - 2.00	38,760,433	1.70	3.14	0.96	14,045,131	1.69	3.14
2.00 - 3.00	20,588,700	2.51	4.24	2.04	—	—	4.24
3.00 - 5.00	1,238,600	3.29	3.05	1.32	175,775	3.94	3.05
5.00 - 10.00	575,000	5.53	1.23	—	575,000	5.53	1.23

Total	71,756,399	1.84	3.32	1.22	18,657,117	1.59	3.32

Composition of outstanding and exercisable subscription rights at December 31, 2020

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 – 0.50	4,938,543	0.15	3.36	0.54	—	—	—
0.50 – 1.00	868,100	0.71	3.36	1.34	217,025	0.71	3.35
1.00 – 1.50	5,542,500	1.11	3.36	1.79	—	—	—
1.50 – 2.00	42,245,000	1.70	4.10	1.35	2,843,925	1.65	3.35
3.50 – 4.00	208,00	3.70	3.36	0.87	52,000	3.70	3.02
4.00 – 4.50	1,339,450	4.28	1.04	0.14	871,750	4.28	1.01
5.00 – 5.50	660,000	5.09	2.12	0.05	620,000	5.09	2.11
7.50 – 8.00	467,500	7.76	0.86	0.12	363,750	7.76	0.87
8.00 – 8.50	75,000	8.42	1.37	0.07	56,250	8.42	1.36

Total	56,344,093	3.82	1.66	1.24	5,024,700	3.03	2.59